Updating Summary Prospectus for Existing Investors
May 1, 2022
Protective Variable Annuity L Series (“L Series”) Protective Variable Annuity B Series (“B Series”) Protective Variable Annuity C Series (“C Series”) (Contracts issued on or after July 15, 2013)	Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202‑0648 Telephone: 1‑800‑456‑6330 www.protective.com
This Updating Summary Prospectus summarizes key features of the Protective Variable Annuity B, C, and L Series Contract (the “Contract”). You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Contract.
The prospectus for the Contract (the “Prospectus”) contains more information about the Contract, including its features, benefits, and risks. You can find the Prospectus and other information about the Contract online at www.protective.com/productprospectus. You can also obtain this information at no cost by calling 1(800) 456-6330 or by sending an email request to prospectus@protective.com.
Information about certain investment products, including variable annuities, has been prepared by the SEC staff and is available at Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.
PRO.PVA.05.22 C000130867, C000130868, C000130869

FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT	FUND-1

SPECIAL TERMS
“We”, “us”, “our”, “Protective Life”, and “Company”  refer to Protective Life Insurance Company. “You”, “your” and “Owner” refer to the person(s) who has been issued a Contract.
Accumulation Unit A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Date.
Administrative Office Protective Life Insurance Company, P.O. Box 10648, Birmingham, Alabama 35202-0648 (for Written Notice sent by U.S. postal service) or Protective Life Insurance Company, 2801 Highway 280 South, Birmingham, Alabama 35223 (for Written Notice sent by a nationally recognized overnight delivery service).
Annual Withdrawal Amount or AWA The maximum amount that may be withdrawn from the Contract under a SecurePay rider each Contract Year after the Benefit Election Date without reducing the Benefit Base.
Annuity Date The date as of which the Annuity Value is applied to an Annuity Option.
Annuity Option The payout option under which the Company makes annuity income payments.
Annuity Value The amount we apply to the Annuity Option you have selected. Generally, this amount is your Contract Value plus any increase resulting from the PayStream Plus Annuitization Benefit, if applicable, less any applicable fees, charges and premium taxes.
Benefit Base If you select a SecurePay rider, the Benefit Base is used to determine the amount available to withdraw under the rider.
Benefit Election Date The date you choose to start your SecurePay Withdrawals.
Code The Internal Revenue Code of 1986, as amended.
Contract  The Protective Variable Annuity, a flexible premium, deferred, variable and fixed annuity contract.
Contract Anniversary The same month and day as the Issue Date in each subsequent year of the Contract.
Contract Value  Before the Annuity Date, the sum of the Variable Account value and the Guaranteed Account value.
Contract Year Any period of 12 months commencing with the Issue Date or any Contract Anniversary.
DCA Dollar cost averaging.
DCA Accounts A part of the Guaranteed Account, but separate from the Fixed Account. The DCA Accounts are designed to transfer amounts to the Sub-Accounts of the Variable Account systematically over a designated period.
Death Benefit The amount we pay to the beneficiary if an Owner dies before the Annuity Date.
Due Proof of Death Receipt at our Administrative Office of a certified death certificate or judicial order from a court of competent jurisdiction or similar tribunal.
Excess Withdrawals Any portion of a withdrawal that, when aggregated with all prior withdrawals during a Contract Year, exceeds the maximum withdrawal amount permitted under one of the Protected Lifetime Income Benefits.
Fixed Account A part of the Guaranteed Account, but separate from the DCA Accounts. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.
Fund Any investment portfolio in which a corresponding Sub-Account invests.
Good Order (“good order”) A request or transaction generally is considered in “Good Order” if we receive it in our Administrative Office within the time limits, if any, prescribed in the Prospectus for a particular transaction or instruction, it includes all information necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the request or transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation we require to effect the instruction or transaction. This information and documentation generally includes, to the extent applicable: the completed application or instruction form; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Options affected by the requested transaction; the signatures of all Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase

Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.
Guaranteed Account The Fixed Account (not available for C Series), the DCA Accounts and any other Investment Option we may offer with interest rate guarantees.
Investment Option Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Investment Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.
Issue Date The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.
Monthly Anniversary Date The same day each month as the Issue Date, or the last day of any month that does not have the same day as the Issue Date.
Owner The person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract.
Protected Lifetime Income Benefits The optional SecurePay 5 and Protective Income Manager benefits offered with the Contract.
Purchase Payment The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.
Qualified Contracts Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 408, 408A or 457 of the Code.
Rider Issue Date The date a Protected Lifetime Income Benefit rider is issued.
Sub-Account A separate division of the Variable Account.
Valuation Date Each day on which the New York Stock Exchange is open for business.
Valuation Period The period which begins at the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on any Valuation Date and ends at the close of regular trading on the next Valuation Date. A Valuation Period ends earlier if the New York Stock Exchange closes early on certain scheduled days (such as the Friday after Thanksgiving or Christmas Eve) or in case of an emergency.
Variable Account The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.
Written Notice A notice or request submitted in writing in Good Order that we receive at the Administrative Office via U.S. postal service or nationally recognized overnight delivery service. Please note that we use the term “written notice” in lower case to refer to a notice that we may send to you.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this section of the Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.
•
The QS Legg Mason Dynamic Multi-Strategy VIT fund changed its name to the Franklin Multi Asset Dynamic Multi-Strategy VIT fund.

•
The Goldman Sachs Global Trends Allocation fund changed its name to the Goldman Sachs Trend Driven Allocation fund.

•
The Goldman Sachs Growth Opportunities fund changed its name to the Goldman Sachs VIT Mid Cap Growth fund.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES AND EXPENSES
Charges for Early Withdrawals
Surrender charges are applicable on the B Series and L Series Contracts. The C Series Contract does not include charges for early withdrawal. If you surrender or make a withdrawal from your Contract within seven (7) years (for B Series Contracts) or four (4) years (for L Series Contracts) following your last Purchase Payment and before the Annuity Date, you will be assessed a surrender charge of up to 7% on the amount of the withdrawal minus the annual free withdrawal amount. The surrender charge starts at 7% and declines to 0% over the applicable surrender period.
For example, assume you purchased a Contract with a single Purchase Payment of $100,000 and surrendered the Contract during the first Contract Year. Your free withdrawal amount is $10,000 (10% x $100,000) and is not subject to a surrender charge. You will be assessed a surrender charge of up to $6,300 (7% x $90,000) on the remaining amount of your surrender request.
For additional information about charges for surrenders and early withdrawals, see “CHARGES AND DEDUCTIONS – Surrender Charge (Contingent Deferred Sales Charge)” and “FEE TABLE -- Transactions Expenses” in the Prospectus.

Transaction Charges
In addition to surrender charges, you may also be assessed a fee for each transfer after the first 12 transfers in a Contract Year, and a SecurePay Medical Evaluation Fee if you request an increase in the Annual Withdrawal Amount under a SecurePay rider. Currently, we do not assess a charge for transfers.
For additional information about transaction charges, see “FEE TABLE - Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base contract (1)
L Series	1.67%	1.67%
B Series	1.33%	1.33%
C Series	1.78%	1.78%
Investment options (Fund fees and expenses) (2)	0.35%	1.87%
Optional benefits available for an additional charge
Maximum Anniversary Value Death Benefit Fee (if elected) (3)	0.20%	0.20%
SecurePay 5 rider (4)
At Contract Purchase	1.20%	2.00%
Protective Income Manager rider (5)
At Contract Purchase	1.20%	2.00%
Later under RightTime Option	1.30%	2.20%

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.

(4)
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.

(5)
As an annualized percentage of Contract Value, beginning on the 1st Monthly Anniversary Date following election of the rider.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges, that substantially increase costs.
Lowest Annual Cost $1,708:	Highest Annual Cost $5,111:
Assumes:	Assumes:

•
Investment of  $100,000

•
5% annual appreciation

•
Least expensive combination of Contract class and Fund fees and expenses

•
No optional benefits

•
No additional Purchase Payments, transfers or withdrawals

•
Investment of  $100,000

•
5% annual appreciation

•
Most expensive combination of Contract class, optional benefits and Fund fees and expenses

•
No additional Purchase Payments, transfers, or withdrawals

For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.
RISKS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, surrender charges and federal and state income taxes may apply.
Surrender charges may apply for up to seven (7) years following your last Purchase Payment. Withdrawals will reduce your Contract Value and death benefit.
The benefits of tax deferral and living benefit protections also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

RESTRICTIONS
Investments
Currently, there is no charge when you transfer Contract Value among Investment Options. However, we reserve the right to charge $25 for each transfer after the first 12 transfers in any Contract Year in the future.
We reserve the right to remove or substitute Funds as Investment Options that are available under the Contract. We also reserve the right to restrict the allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of our Fund selection criteria and/or if a Fund has not attracted significant contract owner assets.
For additional information about Investment Options, see “CHARGES AND DEDUCTIONS – Transfer Fee” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS – Selection of Funds – Addition, Deletion or Substitutions of Investments” in the Prospectus.

Optional Benefits
If you purchase a Protected Lifetime Income Benefit rider:
1.
You must allocate your Purchase Payments and Contract Value in accordance with certain guidelines and restrictions, which will limit or restrict the Investment Options available to you under the Contract. If you fail to allocate your Purchase Payments and Contract Value in accordance with the guidelines and restrictions, the rider will terminate.

2.
Your ability to make additional Purchase Payments after the Rider Issue Date will be limited.

3.
If your withdrawals from Contract Value exceed the annual withdrawal amount under the rider, your rider benefits may be significantly reduced or eliminated.
Withdrawals can reduce the value of the optional Maximum Anniversary Value Death Benefit by more than the amount withdrawn.
We may stop offering an optional benefit rider at any time.
For additional information about the optional benefits, see "PROTECTED LIFETIME INCOME BENEFITS" in the Prospectus.

TAXES
Tax Implications
You should consult with a qualified tax advisor regarding the federal tax implications of an investment in, payments received under, and other transactions in connection with this Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefits. Withdrawals are generally taxable (to the extent of any earnings in the Contract) at ordinary income tax rates, and may be subject to a 10% additional tax if the Owner takes a withdrawal before age 59½.
For additional information about tax implications, see “FEDERAL TAX MATTERS” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
We pay compensation, in the form of commissions, non-cash compensation, and asset-based compensation, to broker-dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The prospect of receiving, or the receipt of, asset-based compensation may provide broker-dealers and/or their registered representatives with an incentive to recommend continued investment in the Contracts over other variable insurance products (or other investments). You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Contracts.
For additional information about compensation, see “DISTRIBUTION OF THE CONTRACTS” in the Prospectus.

CONFLICTS OF INTEREST
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, see “TAXATION OF ANNUITIES IN GENERAL – Exchanges of Annuity Contracts” in the Prospectus.

FUND APPENDIX
FUNDS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 855-920-9713 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge . Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses(1)	Average Annual Total Returns (as of 12/31/2021)			Protected Lifetime Income Benefit Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	ClearBridge Variable Mid Cap II - ClearBridge Investments, LLC	1.10%	28.38%	13.98%	14.04%	3(4)
U.S. Equity	ClearBridge Variable Small Cap Growth II - ClearBridge Investments, LLC	1.06%	12.31%	21.04%	16.82%	3(4)
U.S. Equity	Fidelity® VIP Contrafund Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.85%	27.51%	19.87%	16.35%	2(4)
U.S. Equity	Fidelity® VIP Index 500 Service 2 - Geode Capital Management, LLC	0.35%	28.26%	18.05%	16.15%	2(4)
Taxable Bond	Fidelity® VIP Investment Grade Bond Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.64%	-0.90%	4.08%	3.29%	1
U.S. Equity	Fidelity® VIP Mid Cap Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.86%	25.31%	13.32%	13.00%	3(4)
U.S. Equity	Franklin DynaTech VIP Fund - Class 2	0.92%	16.14%	23.64%	16.66%	3(4)
Allocation	Franklin Income VIP 2	0.72%	16.75%	7.45%	7.38%	2(4)
Allocation	Franklin Multi-Asset Dynamic Multi-Strategy VIT II (formerly,QS Legg Mason Multi-Strategy VIT II) - Franklin Advisers, Inc.	1.26%	12.65%	4.72%	5.09%	1
Allocation	Franklin Mutual Shares VIP 2	0.98%	19.17%	6.44%	9.00%	2(4)
U.S. Equity	Franklin Rising Dividends VIP 2	0.88%	26.79%	16.81%	14.40%	2(4)
U.S. Equity	Franklin Small Cap Value VIP 2	0.91%	25.37%	9.94%	12.13%	3(4)
U.S. Equity	Franklin Small Mid Cap Growth VIP 2	1.08%	10.01%	20.84%	15.70%	3(4)
Taxable Bond	Franklin US Government Securities VIP 2	0.78%	-1.83%	1.75%	1.28%	1
International Equity	Goldman Sachs VIT International Equity Insights Service(1)	1.06%	11.81%	8.20%	7.20%	3(4)
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Service (formerly, Goldman Sachs VIT Growth Opportunities Fund)(1)	0.99%	11.48%	21.22%	16.00%	3(4)
U.S. Equity	Goldman Sachs VIT Mid Cap Value Service(1)	1.09%	30.57%	12.89%	12.79%	3(4)
U.S. Equity	Goldman Sachs VIT Strategic Growth Service(1)	0.99%	21.56%	24.26%	18.71%	2(4)
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund Service (formerly, Goldman Sachs VIT Global Trends Allocation Fund)(1)	0.94%	16.17%	7.93%	—	1(5)
U.S. Equity	Invesco V.I. American Value II	1.13%	27.65%	8.94%	10.65%	3(4)
Allocation	Invesco V.I. Balanced-Risk Allocation II(1)	1.13%	9.26%	7.18%	5.99%	1(5)
U.S. Equity	Invesco V.I. Capital Appreciation II(1)	1.05%	22.28%	21.91%	16.49%	3(4)
U.S. Equity	Invesco V.I. Comstock II	0.99%	33.04%	11.12%	12.59%	2(4)
FUND-1

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses(1)	Average Annual Total Returns (as of 12/31/2021)			Protected Lifetime Income Benefit Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Invesco V.I. Discovery Mid Cap Growth II	1.08%	18.79%	22.75%	17.53%	3(4)
Allocation	Invesco V.I. Equity and Income II	0.80%	18.35%	9.27%	10.28%	2(4)
International Equity	Invesco V.I. EQV International Equity II (formerly, Invesco V.I International Growth II)	1.14%	5.61%	9.90%	7.82%	3(4)
International Equity	Invesco V.I. Global II	1.03%	15.17%	17.88%	13.96%	3(4)
Sector Equity	Invesco V.I. Global Real Estate II - Invesco Asset Management Ltd	1.22%	25.44%	7.27%	7.84%	3(4)
Taxable Bond	Invesco V.I. Global Strategic Income II(1)	1.12%	-3.56%	2.15%	2.90%	1
Taxable Bond	Invesco V.I. Government Securities II	0.93%	-2.43%	2.21%	1.52%	1
U.S. Equity	Invesco V.I. Growth and Income II	0.99%	28.19%	9.94%	12.05%	2(4)
U.S. Equity	Invesco V.I. Main Street II	1.04%	27.23%	15.36%	14.77%	2(4)
U.S. Equity	Invesco V.I. Small Cap Equity II	1.20%	20.09%	13.15%	12.01%	3(4)
Money Market	Invesco V.I. US Government Money Portfolio I	0.52%	0.01%	0.73%	0.37%	1
Taxable Bond	Lord Abbett Series Bond-Debenture VC	0.89%	3.28%	5.66%	6.33%	1
U.S. Equity	Lord Abbett Series Dividend Growth VC(1)	0.99%	25.62%	15.79%	14.17%	2(4)
U.S. Equity	Lord Abbett Series Fundamental Equity VC(1)	1.08%	27.31%	10.24%	11.33%	2(4)
U.S. Equity	Lord Abbett Series Growth Opportunities VC	1.26%	6.46%	19.29%	15.34%	3(4)
U.S. Equity	Lord Abbett Series Mid-Cap Stock VC	1.14%	28.70%	7.99%	10.60%	3(4)
U.S. Equity	MFS® VIT Growth Service(3)	0.96%	23.24%	24.56%	19.03%	2(4)
International Equity	MFS® VIT II Emerging Markets Equity Service(1)(3)	1.48%	-7.02%	7.82%	3.72%	3(4)
International Equity	MFS® VIT II International Intrinsic Value Service(1)(3)	1.14%	10.28%	13.78%	12.16%	3(4)
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Service(3)	1.02%	25.66%	22.53%	17.29%	2(4)
U.S. Equity	MFS® VIT Investors Trust Service(1)(3)	1.03%	26.51%	16.95%	15.17%	2(4)
U.S. Equity	MFS® VIT New Discovery Service(1)(3)	1.12%	1.57%	21.00%	15.87%	3(4)
U.S. Equity	MFS® VIT Research Service(1)(3)	1.03%	24.51%	17.65%	15.35%	3(4)
Taxable Bond	MFS® VIT Total Return Bond Service(3)	0.78%	-1.07%	3.87%	3.39%	1
Allocation	MFS® VIT Total Return Service(1)(3)	0.86%	13.84%	9.57%	9.31%	2(4)
Sector Equity	MFS® VIT Utilities Series Service(3)	1.03%	13.82%	11.61%	9.65%	3(4)
U.S. Equity	MFS® VIT Value Service(1)(3)	0.95%	25.16%	11.97%	13.13%	2(4)
Allocation	PIMCO VIT All Asset Advisor - Research Affiliates LLC(1)	1.34%	16.04%	8.45%	5.91%	3(4)
Allocation	PIMCO VIT Global Diversified Allocation Advisor(1)	1.10%	8.51%	7.84%	—	1(5)
Taxable Bond	PIMCO VIT Long-Term US Government Advisor	0.76%	-4.88%	6.04%	4.08%	1
Taxable Bond	PIMCO VIT Low Duration Advisor	0.75%	-1.03%	1.44%	1.49%	1
Taxable Bond	PIMCO VIT Real Return Advisor	0.77%	5.48%	5.23%	3.05%	1
Taxable Bond	PIMCO VIT Short-Term Advisor	0.70%	-0.16%	1.68%	1.53%	1
Taxable Bond	PIMCO VIT Total Return Advisor	0.75%	-1.36%	3.83%	3.33%	1
Allocation	Protective Life Dynamic Allocation Conservative(1)	0.90%	8.18%	9.17%	—	1
Allocation	Protective Life Dynamic Allocation Growth(1)	0.90%	20.79%	9.39%	—	3
Allocation	Protective Life Dynamic Allocation Moderate(1)	0.90%	11.22%	10.78%	—	2
U.S. Equity	Royce Capital Micro-Cap Service(1)	1.58%	29.52%	12.70%	8.98%	3(4)
U.S. Equity	Royce Capital Small-Cap Service(1)	1.33%	28.45%	6.28%	8.37%	3(4)
International Equity	Templeton Developing Markets VIP 2 - Franklin Templeton Inv Mgmt Ltd	1.44%	-5.74%	10.60%	4.84%	3(4)
International Equity	Templeton Foreign VIP 2(1)	1.11%	4.16%	2.71%	4.00%	3(4)
Taxable Bond	Templeton Global Bond VIP 2(1)	0.76%	-4.99%	-0.94%	1.13%	1
FUND-2

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses(1)	Average Annual Total Returns (as of 12/31/2021)			Protected Lifetime Income Benefit Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
International Equity	Templeton Growth VIP 2	1.18%	4.87%	5.21%	7.36%	3(4)

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased a Protected Lifetime Income Benefit rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the three Investment Categories during the accumulation phase in order for you to remain eligible for benefits under the Protected Lifetime Income Benefit rider (unless you are fully invested in a Benefit Allocation Model). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.

Investment Category	Minimum Allocation	Maximum Allocation
1	35%	100%
2	0%	65%
3	0%	30%

(3)
Effective February 2, 2015, Sub-Accounts investing in Funds of the MFS Variable Insurance Trust and the MFS Variable Insurance Trust II were closed to new investment. If you did not have Contract Value in, or allocation instructions including such a Sub-Account on that date, you may not allocate Purchase Payments or Contract Value to that Sub-Account. If you had Contract Value in, or allocation instructions that included such a Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to that Sub-Account, but if you change your allocation instructions to terminate your investment in the Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

(4)
The Sub-Accounts that invest in these Funds are monitored under the Allocation Adjustment Program. If you have purchased a Protected Lifetime Income Benefit Rider, you are required to participate in this program. If, on any Monthly Anniversary Date after the first Contract Anniversary, the Accumulation Unit value of a monitored Sub-Account drops below a specified level the Sub-Account will be “restricted” from allocations of Purchase Payments and Contract Value and we will transfer all existing Contract Value in the Sub-Account to the Invesco V.I. U.S. Government Money Portfolio Sub-Account. See “The Allocation Adjustment Program” in the Prospectus.

(5)
The Fund includes a volatility management strategy as part of the Fund’s investment objective and/or principal investment strategy. (See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS, Volatility Management Strategies.”)

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or a Statement of Additional Information for any of the Funds by contacting Protective Life or by asking your financial adviser. You should read the Funds’ prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.
FUND-3

This Updating Summary Prospectus incorporates by reference the Protective Variable Annuity B, C, & L Series Contract’s Prospectus and Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier: C000130867, C000130868, C000130869